Condensed Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (89,449)	$ (48,853)	$ (68,299)	$ (49,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,229	1,112	1,484	1,069
Non-cash lease expense	351	337
Amortization of right-of-use asset			451	425
Non-cash interest expense	497	691
Amortization of deferred financing costs and fees			893	1,348
Amortization (accretion) of premium (discount) on investments, net	60	(940)
Amortization of premium on investments			(983)	(779)
Provision for accounts receivable	29	267	59
Provision for inventories	443	199	326	442
Loss on disposal of property and equipment	5	293	293
Stock-based compensation	15,171	636	883	788
Change in fair value of redeemable convertible preferred stock warrant liability	93	(4,030)	(3,800)	262
Loss on extinguishment of term loan	1,567
Changes in operating assets and liabilities:
Accounts receivable	(3,197)	(3,298)	2,886	552
Inventories	(9,236)	(5,611)	(5,020)	(2,212)
Prepaid expenses and other assets	(5,397)	(101)	462	477
Other assets			234	207
Accounts payable	368	838	802	2,675
Accrued payroll and related benefits	3,894	991	3,119	647
Accrued expenses and other current liabilities	5,136	1,237	974	457
Accrued warranty liability	1,556	839	1,410	(443)
Deferred revenue	3,681	667	735	(55)
Accrued interest	(217)
Operating lease liabilities	241	(374)	(505)	(464)
Net cash used in operating activities	(73,175)	(55,100)	(70,292)	(46,442)
Cash flows from investing activities:
Purchases of property and equipment	(6,446)	(2,764)	(3,293)	(1,766)
Purchases of short-term investments	(32,884)	(88,103)	(91,878)	(132,310)
Sales and maturities of short-term investments	32,919	152,368	169,468	65,300
Net cash provided by (used in) investing activities	(6,411)	61,501	74,297	(68,776)
Cash flows from financing activities:
Proceeds from issuance of common stock upon initial public offering, net of issuance costs paid	255,728
Proceeds from cash exercise of redeemable convertible preferred stock warrants	4,288
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	126,758			134,567
Proceeds from exercise of stock option	1,144	254	363	314
Proceeds from exercise of common stock warrant		76	76
Proceeds from issuance of term loan, net of issuance costs	29,630
Repayment of term loan and extinguishment costs	(30,985)
Repayment of finance lease	(8)	(6)	(9)	(9)
Payment of redeemable convertible preferred stock issuance costs		(181)	(181)
Net cash provided by financing activities	386,555	143	249	134,872
Net increase in cash, cash equivalents and restricted cash	306,969	6,544	4,254	19,654
Cash, cash equivalents and restricted cash as of beginning of period	37,669	33,415	33,415	13,761
Cash, cash equivalents and restricted cash as of end of period	344,638	39,959	37,669	33,415
Supplemental cash flow disclosures:
Cash paid for income taxes		35	35	9
Cash paid for interest	2,181	2,546	3,352	3,292
Cash paid for amounts included in the measurement of operating lease liabilities		374
Supplemental cash flow disclosures from investing and financing activities:
Reclassification of redeemable convertible preferred stock warrant liability for conversion of Series A redeemable preferred stock warrants into common stock warrants	1,252
Reclassification of redeemable convertible preferred stock warrant liability to additional paid-in capital	3,126
Conversion of redeemable convertible preferred stock into common stock upon initial public offering	456,561
Initial public offering issuance costs included in accrued expenses	923
Right-of-use assets obtained in exchange for lease liabilities	8,849
Transfer of inventories to property and equipment	1,579		3,119
Issuance of common stock on settlement of accrued dividend	41,763
Deemed dividend on settlement of accrued dividend	42,530
Capital expenditures included in accounts payable and accrued expenses	601	294	867	83
Gain on extinguishment of redeemable convertible preferred stock		117,598	117,597
Adjustment to redemption value on redeemable convertible preferred stock	$ 362	$ 134,760	$ 134,760	$ 23,300